Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.	Long-term Debt

Term Loans		Original	December 31,	Movement in 2014		December 31,
Issue Date	Maturity Date	amount	2013	Additions	Repayments	2014
December 5, 2005	September 9, 2016	100,067,500	34,012,031	-	(20,195,149)	13,816,882
May 17, 2006	May 30, 2016	79,850,000	18,500,000	-	(4,000,000)	14,500,000
June 6, 2006	June 28, 2016	6,580,000	2,237,200	-	(473,760)	1,763,440
June 21, 2007	December 21, 2017	49,875,000	26,444,014	-	(4,078,250)	22,365,764
February 12, 2008	February 19, 2020	40,250,000	24,375,000	-	(2,500,000)	21,875,000
July 30, 2008	November 4, 2020	33,240,000	23,545,000	-	(1,939,000)	21,606,000
Octrober 9, 2008	Octrober 9, 2020	29,437,000	9,430,000	-	(780,000)	8,650,000
January 30, 2009	July 15, 2016	45,000,000	33,950,000	-	(3,400,000)	30,550,000
February 18, 2009	April 14, 2020	32,200,000	21,102,095	20,400,000	(22,202,095)	19,300,000
February 19, 2009	July 14, 2019	29,250,000	20,520,000	-	(20,520,000)	-
June 25, 2009	April 16, 2020	26,700,000	15,278,928	14,250,000	(16,613,928)	12,915,000
February 1, 2011	September 1, 2018	49,400,000	41,150,000	-	(3,300,000)	37,850,000
March 1, 2011	June 20, 2020	43,250,000	38,375,000	-	(3,000,000)	35,375,000
September 23, 2013	September 30, 2020	45,212,500	43,949,354	-	(5,052,587)	38,896,767
March 24, 2014	June 30, 2021	50,550,000	-	34,300,000	(1,260,000)	33,040,000
June 12, 2014	October 2, 2020	13,000,000	-	13,000,000	-	13,000,000
Total			352,868,622	81,950,000	(109,314,769)	325,503,853
Current portion of long-term debt			41,263,165			42,614,213
Long term debt			311,605,457			282,889,640

On September 23, 2013, the Company entered into a term loan with a bank to partially finance the acquisition of the five LPG carriers, named “Gas Enchanted”, “Gas Alice”, “Gas Inspiration”, “Gas Ethereal” and “Sakura Symphony”, respectively, by five of the Company’s wholly owned subsidiaries. The term loan was drawn down in two tranches. The first tranche amounting to $36,762,500 was drawn down on September 30, 2013 and the second tranche amounting to $8,450,000 was drawn down on October 25, 2013.

On December 20, 2013 the Company entered into a term loan with a bank institution to partially finance the acquisition of four LPG carriers under construction, in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,400,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel. As of December 31, 2014, no amount had been drawn.

On March 24, 2014 the Company entered into a term loan with a bank to partially finance the acquisition of three LPG carriers under construction, named “Eco Stream”, “Eco Chios” and “Eco Galaxy”, respectively, by three of the Company’s wholly owned subsidiaries. The term loan will be drawn down in three tranches upon the delivery of each vessel. The first tranche amounting to $17,150,000 was drawn down on March 31, 2014 and the second tranche amounting to $17,150,000 was drawn down on June 30, 2014. As of December 31, 2014, the third tranche amounting to $16,250,000 had not been drawn.

On April 14, 2014, the Company entered into a facility agreement with a bank to refinance the existing term loan dated February 18, 2009. The aggregate committed term loan is up to $20,400,000 and was drawn down in one tranche at the signing date of the facility agreement.

On April 16, 2014, the Company entered into a facility agreement with a bank to partially finance the acquisition of one LPG carrier on its delivery and to refinance the existing term loan dated June 25, 2009. The aggregate committed term loan was up to $30,000,000 and will be drawn down in three tranches. The two tranches amounting to $14,250,000 were drawn down on April 25, 2014. As of December 31, 2014, the third tranche amounting to $15,750,000 had not been drawn.

On June 12, 2014 the Company entered into a term loan with a bank to partially finance the acquisition of one LPG carrier under construction, named “Eco Invictus”, by one of the Company’s wholly owned subsidiary. The term loan, amounting to $13,000,000, was drawn down on October 1, 2014 in one tranche.

On June 20, 2014 the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction, named “Eco Corsair” and “Eco Elysium”, respectively, by two of the Company’s wholly owned subsidiaries. The term loan amounting to $20,925,000 was drawn down on January 8, 2015.

On July 4, 2014, the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction on their delivery. The aggregate committed term loan is up to $22,750,000 and will be drawn down in two tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty four consecutive quarterly installments plus a balloon payment payable together with the last installment. As of December 31, 2014, no amount had been drawn.

On July 5, 2014, the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction on their delivery. The aggregate committed term loan is up to $25,350,000 and will be drawn down in two tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in thirty two consecutive quarterly installments plus a balloon payment payable together with the last installment. As of December 31, 2014, no amount had been drawn.

On November 19, 2014, an amount of $6,780,000 was repaid on the Company’s term loan dated December 5, 2005 from the proceeds of the sale of its vessel Gas Premiership (Note 6).

On December 19, 2014, an amount of $7,005,297 was repaid on the Company’s term loan dated December 5, 2005 from the proceeds of the sale of its vessel Gas Cathar (Note 6).

On December 19, 2014, the Company voluntary repaid the outstanding balance of the term loan dated February 19, 2009, amounting to $18,960,000.

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 130%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $2,500,000 in the earnings account with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of December 31, 2014 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended December 31, 2012: 2.39%

Year ended December 31, 2013: 2.23%

Year ended December 31, 2014: 2.28%

Bank loan interest expense for the above loans for the years ended December 31, 2012, 2013 and 2014 amounted to $9,035,248, $7,997,247 and $8,746,786, respectively. Of these amounts, for the years ended December 31, 2012, 2013 and 2014, the amounts of $281,484, $819,296 and $2,113,297, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of income.

At December 31, 2014, the Company was in compliance with all of its debt financial covenants.

 The aggregate available unused amounts under these facilities at December 31, 2014 were $168,225,000 and the Company is required to pay a quarterly commitment fee ranging from 0.725% to 1.10% per annum of the unutilized portion of the line of credit.

The annual principal payments to be made, for the abovementioned loans, after December 31, 2014 are as follows:

December 31,	Amount
2015	42,614,213
2016	75,650,797
2017	38,855,837
2018	48,066,587
2019	19,491,587
Thereafter	100,824,832

Total	325,503,853

Commitment Letters: On December 23, 2013 the Company signed a commitment letter with a bank to partially finance the acquisition of two LPG carriers on their delivery. The aggregate committed term loan is up to $22,400,000 and will be drawn down in two tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty eight consecutive quarterly installments plus a balloon payment payable together with the last installment. As of December 31, 2014, no amount had been drawn.